Basis of accounting, Currency translation rates (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.24	1.25	1.26	1.24	1.26	1.26
Average rate	1.27	1.28	1.23	1.27	1.17
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.14	1.16	1.18	1.14	1.18	1.17
Average rate	1.16	1.17	1.15	1.17	1.10
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.33	1.32	1.37	1.33	1.37	1.35
Average rate	1.34	1.35	1.35	1.35	1.31
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.61	0.63	0.69	0.61	0.69	0.64
Average rate	0.63	0.63	0.70	0.63	0.68